Stock-Based Compensation (Share-based Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 9.2	$ 6.3	$ 4.2
Stock option expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1.8	0.6	0.4
SSAR expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0.1	0.2	0.2
RSU expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3.9	3.0	2.8
PSU expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3.4	$ 2.5	$ 0.8